Fair Value of Financial Assets and Liabilities - Summary of Estimated Fair Value and Carrying Amount of Financial Instruments Measured on a Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Liabilities:
Short-term debt	$ (1,107)	$ (751)
Long-term debt	(6,247)	(5,814)
Carrying Amount [Member] | Level III [Member]
Assets:
Notes hedges	24	301
Liabilities:
Notes Embedded Conversion Derivative	(24)	(301)
Carrying Amount [Member] | Level II [Member]
Assets:
Other financial assets	32	29
Derivative instruments-assets	6	10
Liabilities:
Short-term debt	(2)	(2)
Other long-term debt	(25)	(27)
Derivative instruments-liabilities	(2)	0
Carrying Amount [Member] | Level II [Member] | Notes Payable to Banks [Member] | USD Notes [Member]
Liabilities:
Short-term debt	0	(749)
Long-term debt	(6,222)	(4,728)
Carrying Amount [Member] | Level II [Member] | Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Liabilities:
Short-term debt	(1,105)	(1,059)
Estimated Fair Value [Member] | Level III [Member]
Assets:
Notes hedges	24	301
Liabilities:
Notes Embedded Conversion Derivative	(24)	(301)
Estimated Fair Value [Member] | Level II [Member]
Assets:
Other financial assets	32	29
Derivative instruments-assets	6	10
Liabilities:
Short-term debt	(2)	(2)
Other long-term debt	(25)	(27)
Derivative instruments-liabilities	(2)	0
Estimated Fair Value [Member] | Level II [Member] | Notes Payable to Banks [Member] | USD Notes [Member]
Liabilities:
Short-term debt	0	(755)
Long-term debt	(6,191)	(4,879)
Estimated Fair Value [Member] | Level II [Member] | Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Liabilities:
Short-term debt	$ (1,327)	$ (1,418)